Loss Per Share (Details) - Schedule of basic weighted average number of outstanding shares - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic Weighted Average Number Of Outstanding Shares Abstract
Basic weighted average number of shares outstanding	8,271,660	7,419,844	6,030,526
Plus weighed average unexercised pre-funded warrants	71,795
Total weighed average number of shares outstanding for LPS	8,343,455	7,419,844	6,030,526